--------------------------------------------------------------------------------

Scudder Variable Series I


o   Balanced Portfolio

o   21st Century Growth Portfolio



Scudder Variable Series II


o   SVS Eagle Focused Large Cap Growth Portfolio

o   SVS Focus Value+Growth Portfolio

o   Scudder Growth Portfolio

o   Scudder Strategic Income Portfolio




Supplement to the currently effective prospectuses

Deutsche Investment Management Americas Inc. (the "Advisor"), the investment advisor of the above portfolios, is proposing the following mergers as part of the Advisor's initiative to restructure and streamline the family of Scudder funds. In the chart below, the Acquired Portfolios on the left are merging into the Scudder Acquiring Portfolios on the right.

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Acquired Portfolios                           Acquiring Portfolios
--------------------------------------------------------------------------------
Balanced Portfolio                            Scudder Total Return Portfolio
--------------------------------------------------------------------------------
21st Century Growth Portfolio                 Scudder Small Cap Growth Portfolio
--------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio  Capital Growth Portfolio
--------------------------------------------------------------------------------
SVS Focus Value+Growth Portfolio              Growth and Income Portfolio
--------------------------------------------------------------------------------
Scudder Growth Portfolio                      Capital Growth Portfolio
--------------------------------------------------------------------------------
Scudder Strategic Income Portfolio*           Bond Portfolio
--------------------------------------------------------------------------------

Completion of each merger is subject to a number of conditions, including final approval by each participating Portfolio's Board and approval by shareholders of the applicable Acquired Portfolio at a shareholder meeting expected to be held on April 20, 2005 (except in the case of Scudder Strategic Income Portfolio as noted below). Prior to the shareholder meeting, shareholders of each Acquired Portfolio will receive: (i) a Proxy Statement/ Prospectus describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger; (ii) a proxy card(s) with which shareholders may vote on the proposed merger; and (iii) a Prospectus for the applicable Acquiring Portfolio.

* The proposed merger of Scudder Strategic Income Portfolio into Bond Portfolio has been delayed until the fourth quarter of 2005. Accordingly, shareholders of Scudder Strategic Income Portfolio will be presented with their proxy materials prior to their shareholder meeting.








               Please Retain This Supplement for Future Reference





March 24, 2005